Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$90,010,633	$82,357,286
Less: allowances for credit losses	(4,186,070)	(2,969,406)
Total accounts receivable, net	85,824,563	79,387,880
Less: accounts receivable, net, related parties	(1,499,525)	(727,180)
Accounts receivable from third parties, net	$84,325,038	$78,660,700

Schedule of Allowance for Credit Losses Movement

Allowance for credit losses movement is as follows:

	December 31, 2025	December 31, 2024
Beginning balance	$(2,969,406)	$(1,928,486)
Allowance for credit losses	(1,057,255)	(1,109,347)
Foreign exchange translation	(159,409)	68,427
Ending balance	$(4,186,070)	$(2,969,406)